Portfolio of Investments
Variable Portfolio – Managed Risk U.S. Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 53.5%
	Shares	Value ($)
U.S. Large Cap 53.5%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	450,438	35,611,602
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	2,165,430	35,686,281
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	539,447	29,728,950
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	961,261	30,298,942
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	1,918,633	62,566,615
Total		193,892,390
Total Equity Funds (Cost $147,295,626)		193,892,390

Exchange-Traded Fixed Income Funds 4.8%

Investment Grade 4.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	81,685	10,866,556
Vanguard Intermediate-Term Corporate Bond ETF	71,000	6,703,110
Total		17,569,666
Total Exchange-Traded Fixed Income Funds (Cost $17,017,904)		17,569,666

Fixed Income Funds 29.5%

Investment Grade 29.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	4,277,300	44,270,054
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	1,550,620	15,366,651
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	4,250,434	47,349,832
Total		106,986,537
Total Fixed Income Funds (Cost $108,890,281)		106,986,537
Residential Mortgage-Backed Securities - Agency 8.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/19/2036	2.500%	7,425,000	7,733,602
10/19/2036- 10/14/2051	3.000%	14,975,000	15,704,085
10/14/2051	3.500%	7,475,000	7,908,754
Total Residential Mortgage-Backed Securities - Agency (Cost $31,397,937)			31,346,441

Options Purchased Puts 1.3%
Value ($)
(Cost $4,945,291)	4,890,305

Money Market Funds 10.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(a),(d)	37,144,227	37,140,513
Total Money Market Funds (Cost $37,140,788)		37,140,513
Total Investments in Securities (Cost: $346,687,827)		391,825,852
Other Assets & Liabilities, Net		(29,488,209)
Net Assets		362,337,643
At September 30, 2021, securities and/or cash totaling $2,353,072 were pledged as collateral.
Variable Portfolio – Managed Risk U.S. Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk U.S. Fund, September 30, 2021 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	143	12/2021	USD	30,728,913	—	(1,119,856)
U.S. Long Bond	33	12/2021	USD	5,254,219	—	(103,064)
U.S. Treasury 10-Year Note	57	12/2021	USD	7,501,734	—	(81,442)
U.S. Treasury 2-Year Note	1	12/2021	USD	220,055	53	—
U.S. Treasury 2-Year Note	3	12/2021	USD	660,164	—	(402)
U.S. Treasury 5-Year Note	89	12/2021	USD	10,924,055	—	(54,683)
U.S. Ultra Treasury Bond	25	12/2021	USD	4,776,563	—	(167,317)
Total					53	(1,526,764)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	71,505,164	166	3,500.00	12/16/2022	2,629,117	3,009,580
S&P 500 Index	JPMorgan	USD	22,399,208	52	3,400.00	12/16/2022	965,238	835,900
S&P 500 Index	JPMorgan	USD	13,353,374	31	3,300.00	12/16/2022	497,013	442,215
S&P 500 Index	JPMorgan	USD	14,214,882	33	3,200.00	12/16/2022	709,734	419,595
S&P 500 Index	JPMorgan	USD	3,876,786	9	3,600.00	12/16/2022	144,189	183,015
Total							4,945,291	4,890,305

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 37	Morgan Stanley	12/20/2026	1.000	Quarterly	0.529	USD	11,000,000	7,980	—	—	7,980	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	27,377,686	33,349,306	(23,586,738)	259	37,140,513	—	(259)	17,148	37,144,227
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	46,350,701	1,108,719	(14,654,714)	2,806,896	35,611,602	—	3,311,343	—	450,438
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	34,792,541	15,151,187	(1,277,140)	(4,396,534)	44,270,054	3,076,613	(27,599)	1,418,833	4,277,300
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	7,488,076	24,352,435	(189,594)	4,035,364	35,686,281	—	2,927	—	2,165,430
2	Variable Portfolio – Managed Risk U.S. Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk U.S. Fund, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	1,157,073	26,182,667	(531,985)	2,921,195	29,728,950	—	27,369	—	539,447
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	26,054,438	—	(15,956,657)	(10,097,781)	—	—	10,551,707	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	28,622,786	2,753,866	(4,635,841)	3,558,131	30,298,942	—	678,798	—	961,261
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	11,548,504	4,742,106	(346,366)	(577,593)	15,366,651	266,766	(12,932)	235,349	1,550,620
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	34,799,019	14,990,641	(356,962)	(2,082,866)	47,349,832	1,166,807	(19,913)	654,649	4,250,434
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	45,223,526	20,673,746	(10,291,742)	6,961,085	62,566,615	—	1,316,155	—	1,918,633
Total	263,414,350			3,128,156	338,019,440	4,510,186	15,827,596	2,325,979

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2021.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Risk U.S. Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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